Supplement to the
Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2015
Prospectus

Effective April 1, 2016 the following information supplements similar information for Spartan® Global ex U.S. Index Fund found in the "Fund Summary" section under the "Annual Operating Expenses" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage® Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver and/or expense reimbursement(a)	0.13%	0.13%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.10%	0.07%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% and 0.07%. These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

	Institutional Class	Fidelity Advantage® Institutional Class
1 year	$10	$7
3 years	$58	$49
5 years	$114	$97
10 years	$278	$240

The following information replaces similar information for Spartan® Emerging Markets Index Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Normally investing at least 80% of assets in securities included in the FTSE® Emerging Index (effective May 4, 2016, the MSCI Emerging Markets Index) and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the FTSE® Emerging Index (effective May 4, 2016, the MSCI Emerging Markets Index).

Effective May 4, 2016, the following information replaces similar information for Spartan® Emerging Markets Index Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies".

Geode normally invests at least 80% of the fund's assets in securities included in the MSCI Emerging Markets Index and in depository receipts representing securities included in the index. The MSCI Emerging Markets Index is a market capitalization-weighted index designed to measure the investable equity market performance for global investors of emerging markets.

The fund may not always hold all of the same securities as the MSCI Emerging Markets Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the MSCI Emerging Markets Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, earnings growth, country weightings, and the effect of foreign taxes.

Effective May 4, 2016, the following information replaces similar information found in the "Fund Basics" section under the heading "Shareholder Notice".

Spartan® Emerging Markets Index Fund normally invests at least 80% of its assets in securities included in the MSCI Emerging Markets Index and in depository receipts representing securities included in the index.

Effective May, 4, 2016, the following information supplements information found in the "Appendix" section under the heading "Additional Index Information".

MSCI Emerging Markets Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in emerging markets.

EMX-I-GUX-I-16-02 1.933380.110	March 28, 2016

Supplement to the
Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund
Investor Class and Fidelity Advantage Class
December 30, 2015
Prospectus

Effective April 1, 2016 the following information supplements similar information for Spartan® Global ex U.S. Index Fund found in the "Fund Summary" section under the "Annual Operating Expenses" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage® Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver and/or expense reimbursement(a)	0.15%	0.16%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.19%	0.12%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage® Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.19% and 0.12%. These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

	Investor Class	Fidelity Advantage® Class
1 year	$19	$12
3 years	$91	$71
5 years	$173	$138
10 years	$413	$337

The following information replaces similar information for Spartan® Emerging Markets Index Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Normally investing at least 80% of assets in securities included in the FTSE® Emerging Index (effective May 4, 2016, the MSCI Emerging Markets Index) and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the FTSE® Emerging Index (effective May 4, 2016, the MSCI Emerging Markets Index).

Effective May 4, 2016, the following information replaces similar information for Spartan® Emerging Markets Index Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies".

Geode normally invests at least 80% of the fund's assets in securities included in the MSCI Emerging Markets Index and in depository receipts representing securities included in the index. The MSCI Emerging Markets Index is a market capitalization-weighted index designed to measure the investable equity market performance for global investors of emerging markets.

The fund may not always hold all of the same securities as the MSCI Emerging Markets Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the MSCI Emerging Markets Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, earnings growth, country weightings, and the effect of foreign taxes.

Effective May 4, 2016, the following information replaces similar information found in the "Fund Basics" section under the heading "Shareholder Notice".

Spartan® Emerging Markets Index Fund normally invests at least 80% of its assets in securities included in the MSCI Emerging Markets Index and in depository receipts representing securities included in the index.

Effective May 4, 2016, the following information supplements information found in the "Appendix" section under the heading "Additional Index Information".

MSCI Emerging Markets Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in emerging markets.

EMX-GUX-16-02 1.933379.110	March 28, 2016